Securities Financing Activities (Tables)	12 Months Ended
Dec. 31, 2010
Securities Financing Activities (Tables) [Abstract]
Components of Collateralized Financings

December 31, (in millions)	2010	2009

Securities purchased under resale agreements(a)	$222,302	$195,328
Securities borrowed(b)	123,587	119,630

Securities sold under repurchase agreements(c)	$262,722	$245,692
Securities loaned	10,592	7,835

(a)	Includes resale agreements of $20.3 billion and $20.5 billion accounted for at fair value at December 31, 2010 and 2009, respectively.

(b)	Includes securities borrowed of $14.0 billion and $7.0 billion accounted for at fair value at December 31, 2010 and 2009, respectively.

(c)	Includes repurchase agreements of $4.1 billion and $3.4 billion accounted for at fair value at December 31, 2010 and 2009, respectively.